SHARE OPTION AND WARRANTS RESERVE - Narrative (Details) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2021 shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options and warrants outstanding (in shares)		5,705,780	5,347,984	5,562,984	7,021,514
Granted (in shares)		154,666	655,544
Number of share warrants repurchased (in shares)			200,000
Amount of warrants repurchased | $		$ 0	$ 800
2020 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issued (in shares)		1,649,010		1,506,214
Plan and Founders Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issued (in shares)				4,056,770
Granted (in shares)	4,056,770	154,666	655,544